Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

FHA Permanent Securities (2.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	3.65%	Dec-2037	$8,656	$8,820	$8,725
	3.75%	Aug-2048	3,825	3,821	3,824
	4.00%	Dec-2053	62,909	62,886	64,760
	4.79%	May-2053	5,109	5,334	5,725
	5.17%	Feb-2050	7,763	8,323	8,379
	5.35%	Mar-2047	7,026	7,035	7,045
	5.55%	Aug-2042	7,489	7,491	7,511
	5.60%	Jun-2038	2,257	2,260	2,264
	5.80%	Jan-2053	1,992	2,001	2,248
	5.87%	May-2044	1,694	1,693	1,698
	5.89%	Apr-2038	4,247	4,251	4,262
	6.20%	Apr-2052	11,254	11,250	12,972
	6.40%	Aug-2046	3,661	3,663	3,824
	6.60%	Jan-2050	3,272	3,296	3,700
	7.50%	Sep-2032	1,182	1,180	1,190
Total FHA Permanent Securities			$132,336	$133,304	$138,127

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

FHA Construction Securities (0.3% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	4.10%	2.50%	Oct-2060	$5,500	$16,500	$16,509	$16,751
Total FHA Construction Securities				$5,500	$16,500	$16,509	$16,751

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Ginnie Mae Securities (23.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$2,770	$2,798	$2,961
	4.50%	Aug-2040	1,726	1,759	1,889
	5.50%	Jan-2033 - Jun-2037	1,697	1,693	1,888
	6.00%	Jan-2032 - Aug-2037	1,172	1,174	1,331
	6.50%	Jul-2028	48	48	54
	7.00%	Apr-2026 - Jan-2030	750	750	842
	7.50%	Aug-2025 - Aug-2030	372	374	414
	8.00%	Sep-2026 - Nov-2030	311	312	349
	8.50%	Jun-2022 - Aug-2027	173	174	188
	9.00%	Dec-2022 - Jun-2025	10	10	12
	9.50%	Sep-2021 - Sep-2030	19	20	22
			9,048	9,112	9,950

Multifamily	1.73%	May-2042	1,718	1,720	1,707
	2.15%	May-2056	6,850	6,837	6,804
	2.18%	May-2039	1,597	1,607	1,593
	2.20%	Jun-2056	7,322	7,306	7,289
	2.25%	Dec-2048	9,227	9,153	9,213
	2.30%	Mar-2056 - Oct-2056	73,953	73,512	73,649
	2.31%	Nov-2051	7,076	7,076	7,005
	2.35%	Dec-2040 - Nov-2056	15,917	15,967	15,859
	2.40%	Aug-2047	9,779	9,796	9,778
	2.43%	Nov-2038	11,674	11,718	11,675
	2.50%	Jul-2045 - Mar-2057	35,285	35,290	35,214
	2.50%	Sep-2058	38,248	37,576	38,551
	2.53%	Jul-2038 - Feb-2040	23,480	23,758	23,562
	2.60%	Apr-2048 - Apr-2056	49,998	50,257	50,269
	2.61%	Jan-2053	51,015	51,410	51,326
	2.70%	May-2048 - Jul-2058	57,160	57,525	57,811
	2.72%	Feb-2044	499	512	501
	2.79%	Apr-2049	16,432	16,596	16,680
	2.80%	Feb-2053	60,000	57,000	60,971
	2.80%	Dec-2059	25,649	25,284	26,078
	2.82%	Apr-2050	1,500	1,531	1,532
	2.87%	Feb-2036 - Dec-2043	20,798	21,003	20,893
	2.89%	Mar-2046	32,000	32,198	32,552
	3.00%	Feb-2041 - Mar-2051	25,239	25,325	25,676
	3.05%	May-2044 - May-2054	26,012	26,154	26,416
	3.10%	Jan-2044 - May-2059	47,918	48,107	48,673
	3.11%	Jan-2049	17,025	17,646	17,608
	3.13%	Nov-2040	23	23	23
	3.20%	Jul-2041 - Sep-2051	15,000	14,903	15,358
	3.25%	Sep-2054	35,000	34,694	36,422
	3.25%	Apr-2059	45,000	43,126	47,698
	3.26%	Nov-2043	20,000	20,031	20,716
	3.30%	May-2055 - Nov-2058	30,328	30,409	32,421
	3.33%	Jun-2043	15,000	15,462	15,370
	3.35%	Nov-2042 - Mar-2044	25,000	24,522	25,871
	3.36%	Jul-2046	7,760	7,993	8,096
	3.37%	Dec-2046	19,200	19,440	19,908
	3.40%	Mar-2057	5,081	5,122	5,478
	3.47%	Apr-2051	2,887	2,984	2,920
	3.49%	Feb-2044 - Aug-2058	15,226	15,693	16,418
	3.50%	Sep-2041 - Apr-2057	83,763	85,451	88,830
	3.51%	May-2042	10,000	10,148	10,490
	3.53%	Apr-2042 - Jun-2054	41,201	43,486	44,875
	3.55%	Apr-2057	42,133	43,233	43,918
	3.60%	Sep-2052 - Jun-2057	20,461	21,221	22,210
	3.61%	Nov-2044	7,382	7,583	7,455
	3.62%	Sep-2051	4,602	4,785	4,653
	3.62%	Dec-2057	29,186	29,732	31,644
	3.67%	Nov-2035	15,372	15,938	16,457
	3.68%	Jun-2057	27,082	27,860	29,579
	3.68%	Aug-2057	14,425	14,757	15,827
	3.75%	Apr-2046	6,781	6,798	7,053

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Ginnie Mae Securities (23.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.81%	Jun-2045 - Dec-2045	25,614	25,466	26,715
	3.85%	Jan-2056	31,837	32,127	34,731
	3.90%	May-2049	3,658	3,910	3,675
	3.92%	Aug-2039	44,687	47,488	47,674
	4.10%	May-2051	3,955	4,304	4,347
	4.25%	Sep-2038	34,034	34,203	36,159
	4.29%	Mar-2053	46,968	47,240	52,456
	4.45%	Jun-2055	2,546	2,448	2,815
	4.50%	May-2038	18,063	19,462	19,130
	4.63%[3]	Sep-2037	1,500	1,465	1,504
	4.70%	Oct-2056	3,315	3,481	3,732
	4.90%[3]	Mar-2044	1,000	991	1,003
	5.25%	Apr-2037	18,365	18,358	19,277
	5.34%	Jul-2040	5,665	5,598	5,831
			1,452,471	1,463,799	1,507,624
Total Ginnie Mae Securities			$1,461,519	$1,472,911	$1,517,574

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (7.0% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	3.25%	3.25%	Jun-2059	$1,233	$30,267	$30,902	$32,550
	3.34%	3.34%	Sep-2059	1,419	41,343	42,200	44,874
	3.35%	3.35%	Aug-2059	1,376	5,311	5,514	5,846
	3.38%	3.38%	Aug-2059	9,383	26,151	27,042	28,977
	3.38%	3.38%	Aug-2059	1,104	43,581	44,479	47,367
	3.38%	3.38%	Jan-2060	2,695	57,709	57,720	62,958
	3.39%	3.39%	Feb-2059	857	13,818	14,113	15,060
	3.48%	3.48%	May-2059	476	14,101	14,406	15,451
	3.57%	3.57%	Nov-2059	6,520	43,240	43,988	47,966
	3.60%	3.60%	Apr-2061	30,875	3,310	4,507	5,764
	3.65%	3.65%	Nov-2058	159	10,437	10,602	11,197
	3.74%	4.24%	Aug-2059	740	15,195	15,513	16,772
	3.75%	3.75%	Nov-2060	14,459	50	485	1,232
	3.78%	7.00%	Aug-2060	39,915	25	329	3,384
	4.15%	4.15%	Sep-2051	455	17,412	17,474	17,457
	4.15%	4.15%	Apr-2060	2,294	25,031	25,718	28,752
	4.19%	4.19%	May-2060	19,557	9,033	9,419	12,358
	4.20%	4.20%	Aug-2060	11,605	36,155	37,113	42,077
	4.21%	4.21%	May-2061	51,435	505	765	5,626
	4.29%	4.29%	Jan-2060	506	6,419	6,568	7,322
	4.35%	4.35%	Dec-2060	2,185	115	158	378
	4.40%	4.40%	Sep-2060	7,700	1,500	1,710	2,609
	4.53%	4.53%	Jan-2061	10,691	4,224	4,680	6,126
Total Ginnie Mae Construction Securities				$217,639	$404,932	$415,405	$462,103

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Fannie Mae Securities (43.1% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.27%	1M LIBOR+25	Mar-2037	$236	$234	$234
	2.32%	1M LIBOR+30	Jul-2043	9,841	9,782	9,774
	2.34%	1M LIBOR+32	Jun-2037	1,243	1,244	1,238
	2.37%	1M LIBOR+35	Mar-2043 - Nov-2047	39,945	39,962	39,674
	2.40%	1M LIBOR+38	Nov-2042	4,986	4,987	4,956
	2.42%	1M LIBOR+40	Apr-2037 - Oct-2044	13,176	13,197	13,144
	2.47%	1M LIBOR+45	Oct-2042	7,118	7,157	7,106
	2.48%	1M LIBOR+46	Oct-2042	4,313	4,331	4,318
	2.52%	1M LIBOR+50	Dec-2040 - Feb-2043	25,865	25,803	25,906
	2.54%	1M LIBOR+52	Jun-2042	3,041	3,055	3,046
	2.57%	1M LIBOR+55	Mar-2042	6,756	6,767	6,778
	2.61%	1M LIBOR+59	Mar-2041	4,182	4,211	4,203
	2.62%	1M LIBOR+60	Mar-2042 - Oct-2043	10,878	10,916	10,938
	2.72%	1M LIBOR+70	Dec-2040	2,037	2,043	2,051
	3.00%		Apr-2031 - Jun-2046	49,050	50,550	50,297
	3.50%		Oct-2026 - Apr-2049	200,051	205,095	207,826
	3.59%	12M LIBOR+170	Oct-2042	6,588	6,728	6,793
	4.00%		May-2020 - Jun-2048	137,701	142,289	144,942
	4.07%	12M LIBOR+153	Feb-2045	6,156	6,272	6,343
	4.11%	6M LIBOR+161	Aug-2033	141	140	145
	4.17%	6M LIBOR+155	Nov-2033	1,353	1,354	1,391
	4.23%	12M LIBOR+153	Jul-2033	193	192	201
	4.28%	1Y UST+222	Aug-2033	527	526	555
	4.46%	12M LIBOR+156	Apr-2034	625	637	651
	4.50%		May-2024 - Dec-2048	103,125	106,894	109,740
	4.57%	12M LIBOR+170	Nov-2034	515	526	539
	4.61%	1Y UST+222	Jul-2033	1,043	1,046	1,098
	4.61%	1Y UST+220	Aug-2033	723	722	761
	4.63%	1Y UST+211	May-2033	340	341	358
	5.00%		Nov-2019 - Apr-2041	11,027	11,345	12,099
	5.50%		May-2020 - Jun-2038	5,199	5,213	5,789
	6.00%		Nov-2028 - Nov-2037	3,520	3,532	4,012
	6.50%		Sep-2028 - Jul-2036	577	588	654
	7.00%		Sep-2027 - May-2032	707	708	806
	7.50%		Jan-2027 - Sep-2031	227	228	254
	8.00%		Apr-2030 - May-2031	46	46	47
				663,051	678,661	688,667

Multifamily	2.21%		Dec-2022	29,052	29,058	29,334
	2.24%		Dec-2022	29,302	29,306	29,611
	2.26%		Nov-2022	6,111	6,117	6,177
	2.34%		Sep-2026	28,500	28,610	29,105
	2.37%	1M LIBOR+28	Mar-2028	35,971	35,971	36,023
	2.38%		Jul-2026	21,840	21,867	22,346
	2.38%	1M LIBOR+29	Feb-2028	30,420	30,427	30,466
	2.40%	1M LIBOR+31	Mar-2028	38,275	38,288	38,331
	2.43%	1M LIBOR+34	Dec-2024	60,000	60,005	60,028
	2.43%		Jan-2028	22,425	22,430	22,444
	2.43%	1M LIBOR+35	Jan-2028	20,000	20,004	20,011
	2.44%		Aug-2026	22,370	22,370	22,968
	2.44%	1M LIBOR+35	Dec-2027	32,050	32,055	32,094
	2.46%		Aug-2026	25,830	25,837	26,067
	2.48%		Oct-2028	24,990	25,070	25,683
	2.49%		Dec-2026	16,244	16,277	16,750
	2.49%	1M LIBOR+40	Sep-2028	26,082	26,085	26,130
	2.50%		Jun-2026	60,000	60,000	61,828
	2.50%		Jul-2026	37,679	37,740	38,598
	2.50%	1M LIBOR+42	Aug-2027	35,483	35,490	35,517
	2.53%	1M LIBOR+44	May-2027	16,840	16,842	16,860
	2.55%		Sep-2026	14,210	14,219	14,645
	2.57%		Sep-2028	40,100	40,549	41,476
	2.60%		Sep-2024	13,650	13,776	13,829
	2.67%	1M LIBOR+58	May-2029	25,000	25,015	25,012
	2.67%		Jun-2029	41,302	41,349	41,357
	2.67%		Aug-2029	37,700	38,231	39,036
	2.70%	1M LIBOR+40	Oct-2024	6,934	6,930	6,880
	2.70%		Nov-2025	15,462	15,475	16,126
	2.72%		Jul-2028	36,400	36,733	38,169
	2.75%		Jul-2028	15,459	15,614	16,246
	2.80%		Apr-2025	15,630	15,762	15,969
	2.81%		Sep-2027	12,400	12,480	13,087
	2.85%		Mar-2022	33,000	33,000	33,700
	2.85%		Dec-2027 - Aug-2031	32,350	32,476	34,018
	2.87%		Oct-2027	9,425	9,517	9,992
	2.91%		Jun-2031	25,000	25,182	26,380
	2.92%		Jun-2027	69,649	69,750	73,991
	2.92%		Apr-2028	15,950	16,039	16,913
	2.94%		Jun-2027	29,000	29,044	30,841
	2.94%		Jul-2039	10,346	10,474	10,893
	2.96%		Sep-2034	20,000	20,992	21,102
	2.97%		May-2026 - Sep-2034	46,854	47,510	49,485

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Fannie Mae Securities (43.1% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value
	2.99%		Jun-2025	2,696	2,701	2,833
	3.00%		May-2027 - Mar-2028	15,981	16,008	16,980
	3.02%	1M LIBOR+85	Jan-2023	8,016	8,014	8,039
	3.02%		Jun-2027 - Nov-2029	39,988	40,158	42,617
	3.03%		Jun-2026	12,976	13,237	13,590
	3.04%		Sep-2027	30,000	30,179	31,589
	3.04%		Apr-2030	25,100	25,188	26,943
	3.05%		Apr-2030	27,549	27,581	29,560
	3.10%		Sep-2029	8,515	8,555	9,065
	3.12%		Mar-2025 - Apr-2030	26,121	26,241	27,242
	3.14%		Apr-2029	7,889	7,910	8,521
	3.15%		Jan-2027	20,095	20,124	21,572
	3.17%		Jun-2029 - Sep-2029	61,556	61,947	66,195
	3.18%		May-2035	10,738	10,895	11,349
	3.20%		Oct-2027	10,320	10,375	11,119
	3.21%		May-2030	6,925	7,034	7,474
	3.24%		Aug-2027	9,352	9,474	10,000
	3.25%		Nov-2027	10,314	10,369	11,153
	3.26%		Jan-2027	7,437	7,458	8,053
	3.30%		Jul-2031	5,512	5,787	6,053
	3.31%		Oct-2027	15,860	16,006	17,207
	3.32%		Apr-2029	20,080	20,178	21,740
	3.33%		May-2026	11,038	11,089	11,780
	3.34%		Jan-2030	17,200	17,470	18,434
	3.35%		Feb-2029	19,513	19,763	21,379
	3.36%		May-2029 - Oct-2029	34,578	36,026	37,999
	3.40%		Oct-2026	2,937	2,950	3,189
	3.41%		Sep-2023 - Apr-2029	55,148	55,575	59,530
	3.42%		Apr-2035	5,340	5,424	5,796
	3.46%		Dec-2023 - Apr-2031	16,208	16,313	17,778
	3.54%		Oct-2021	6,847	6,849	7,051
	3.61%		Sep-2023	6,291	6,312	6,685
	3.63%		Jul-2035	21,987	22,020	24,437
	3.65%		Apr-2031	9,700	9,824	10,908
	3.66%		Oct-2023	4,616	4,635	4,920
	3.67%		Mar-2028	14,080	14,294	15,232
	3.68%		Jul-2028	12,011	12,887	13,095
	3.69%		Jun-2030	24,863	24,863	28,108
	3.77%		Dec-2033	10,500	10,700	11,792
	3.87%		Sep-2023	2,429	2,450	2,605
	4.06%		Oct-2025	23,004	23,048	25,519
	4.15%		Jun-2021	8,741	8,741	9,012
	4.25%		May-2021	3,921	3,921	4,035
	4.27%		Jan-2034	75,058	75,362	83,306
	4.33%		Mar-2020 - Mar-2021	6,486	6,487	6,584
	4.44%		May-2020	5,497	5,497	5,545
	4.50%		Feb-2020	3,873	3,873	3,888
	4.52%		May-2021	3,856	3,857	3,988
	4.69%		Jan-2020 - Jun-2035	2,429	2,444	2,513
	4.71%		Mar-2021	5,407	5,408	5,577
	4.73%		Feb-2021	1,425	1,425	1,467
	5.15%		Oct-2022	1,083	1,084	1,134
	5.29%		May-2022	4,813	4,813	5,162
	5.30%		Aug-2029	4,989	4,935	5,794
	5.60%		Jan-2024	9,194	9,195	9,580
	5.69%		Jun-2041	4,495	4,604	5,341
	5.75%		Jun-2041	2,181	2,242	2,596
	5.91%		Mar-2037	1,723	1,749	1,873
	5.96%		Jan-2029	297	298	300
	6.15%		Jan-2023	3,375	3,375	3,426
	6.38%		Jul-2021	4,720	4,722	4,968
	7.20%		Aug-2029	660	655	677
	7.75%		Dec-2024	930	930	944
	8.40%		Jul-2023	201	201	204
				2,021,949	2,033,695	2,118,563

When Issued[5]	2.33%		Feb-2030	5,955	5,959	5,907
	2.61%		Nov-2026	9,800	9,926	10,008
	2.76%		Oct-2031	10,189	10,399	10,543
				25,944	26,284	26,458
Total Fannie Mae Securities				$2,710,944	$2,738,640	$2,833,688

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Freddie Mac Securities (12.3% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.33%	1M LIBOR+30	Feb-2036	$782	$782	$780
	2.36%	1M LIBOR+33	May-2037	78	78	78
	2.38%	1M LIBOR+35	Apr-2036 - Mar-2045	22,046	22,060	21,938
	2.43%	1M LIBOR+40	Aug-2043	4,157	4,156	4,147
	2.50%		Jan-2043 - Aug-2046	15,738	15,951	15,760
	2.51%	1M LIBOR+48	Oct-2040	3,392	3,389	3,392
	2.53%	1M LIBOR+50	Oct-2040 - Jun-2044	29,332	29,346	29,370
	2.58%	1M LIBOR+55	Nov-2040	3,928	3,962	3,940
	2.70%	1M LIBOR+67	Aug-2037	3,343	3,380	3,369
	3.00%		Aug-2042 - Sep-2046	63,499	64,870	65,262
	3.50%		Jan-2026 - Oct-2046	155,698	159,558	162,344
	4.00%		Aug-2020 - Aug-2047	163,311	170,097	172,470
	4.40%	12M LIBOR+177	Jul-2035	115	115	121
	4.50%		Jan-2038 - Dec-2044	42,470	44,348	45,792
	4.59%	1Y UST+223	Oct-2033	373	371	393
	4.72%	1Y UST+222	Jun-2033	143	142	150
	5.00%		May-2022 - Mar-2041	5,193	5,203	5,642
	5.50%		May-2020 - Jul-2038	2,927	2,917	3,265
	6.00%		Jul-2021 - Oct-2037	4,095	4,135	4,668
	6.50%		Apr-2028 - Nov-2037	613	619	716
	7.00%		Apr-2028 - Mar-2030	48	46	54
	7.50%		Aug-2029 - Apr-2031	44	44	51
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	52	52	56
	9.00%		Mar-2025	28	28	31
				521,406	535,650	543,790

Multifamily	2.40%		Jun-2031	7,444	7,586	7,488
	2.41%		Jun-2031	11,732	11,970	11,814
	2.42%		Jun-2031	11,768	12,020	11,861
	2.42%	1M LIBOR+33	Sep-2024	15,130	15,130	15,101
	2.51%	1M LIBOR+42	May-2027	13,519	13,518	13,470
	2.54%		Jun-2029	20,000	20,193	20,554
	2.62%	1M LIBOR+53	Jan-2029	15,000	15,000	14,977
	2.74%	1M LIBOR+65	Jan-2023	3,431	3,431	3,432
	2.79%	1M LIBOR+70	Sep-2022	6,607	6,604	6,608
	3.28%		Dec-2029	16,628	16,925	17,948
	3.34%		Dec-2029	9,770	9,985	10,610
	3.35%		Oct-2033	33,450	33,270	35,844
	3.38%		Apr-2030	14,405	14,764	15,652
	3.48%		Jun-2030	18,802	19,409	20,561
	3.50%		Jan-2026	18,000	18,148	19,091
	3.60%		Apr-2030	25,723	26,765	28,329
	3.68%		Oct-2025	10,000	10,198	10,718
				251,409	254,916	264,058
Total Freddie Mac Securities				$772,815	$790,566	$807,848

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.7% of net assets)

		Interest Rates[1]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	Connecticut Housing Finance Auth[6]	—	3.25%	Nov-2019	$1,265	$21,235	$21,196	$21,199
	Mass Housing[6]	—	3.55%	Oct-2022	13,520	50	50	224
	Mass Housing[6]	—	4.20%	Sep-2021	29,809	31	31	261
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,265
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	24,358	24,359	24,609
	NYC Housing Development Corp	3.25%	—	Nov-2049	—	12,000	12,000	12,240
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,500	12,385	12,930
	NYC Housing Development Corp	3.35%	—	Nov-2054	—	20,000	20,000	20,466
	NYC Housing Development Corp	3.45%	—	May-2059	—	20,000	20,000	20,591
	NYC Housing Development Corp	3.75%	—	May-2035	—	4,405	4,405	4,606
	Mass Housing[6]	3.85%	—	Dec-2058	—	9,895	9,892	10,033
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	16,083
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,104	16,018
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,345
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,261
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,745
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,680
	NYC Housing Development Corp	4.25%	—	Nov-2025	—	1,150	1,150	1,153
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,231
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	28,955
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,158
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	470
	NYC Housing Development Corp	4.50%	—	Nov-2030	—	1,680	1,682	1,684
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	46,922
	NYC Housing Development Corp	4.60%	—	Nov-2030	—	4,665	4,665	4,677
	NYC Housing Development Corp	4.70%	—	Nov-2035	—	1,685	1,685	1,690
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,501	12,899
	NYC Housing Development Corp	4.80%	—	Nov-2040	—	2,860	2,862	2,868
	NYC Housing Development Corp	4.90%	—	Nov-2041	—	3,800	3,800	3,811
	NYC Housing Development Corp	4.95%	—	Nov-2043 - May-2047	—	7,800	7,802	7,863
Total State Housing Finance Agency Securities					$44,594	$292,989	$292,944	$305,937

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Other Mutifamily Investments (0.2% of net assets)

	Interest Rates[1]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Direct Loans
Lake Street Apartments (Level 3)	—	4.25%	Jul-2039	$13,400	$100	$(33)	$865
The Block 803 Waimanu (Level 3)	—	4.50%	Sep-2021	15,682	1,455	1,284	1,564
				29,082	1,555	1,251	2,429
Privately Insured Construction/ Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	$7,866	$7,869	$7,850
IL Housing Development Authority	6.20%	—	Dec-2047	—	2,998	3,006	2,990
IL Housing Development Authority	6.40%	—	Nov-2048	—	909	919	906
				—	11,773	11,794	11,746
Total Other Multifamily Investments				$29,082	$13,328	$13,045	$14,175

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (1.9% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,146	$10,187
Nomura	3.19%	Mar-2046	20,000	20,350	20,559
JP Morgan	3.48%	Jun-2045	9,751	10,156	9,959
Citigroup	3.62%	Jul-2047	8,000	8,190	8,519
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,304	2,403
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,124	5,332
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,119	5,321
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,120	5,364
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,478	21,448
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,140	7,340
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,165	7,551
Deutsche Bank	5.00%	Nov-2046	18,727	19,134	19,105
Total Commercial Mortgage Backed Securities			$117,553	$120,426	$123,088

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

United States Treasury Securities (4.7% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	May-2026	$10,000	$10,065	10,005
1.63%	Aug-2029	$25,000	$24,953	24,893
2.13%	May-2025	15,000	14,902	15,425
2.25%	Nov-2024	30,000	30,483	30,986
2.25%	Nov-2025	5,000	5,076	5,186
2.25%	Aug-2049	25,000	26,204	25,716
2.38%	Aug-2024	50,000	50,300	51,872
2.38%	May-2029	40,000	41,642	42,486
2.63%	Feb-2029	65,000	66,975	70,361
2.88%	Aug-2028	10,000	9,830	10,996
3.13%	Nov-2028	20,000	20,458	22,457
Total United States Treasury Securities		$295,000	$300,888	$310,383

Total Fixed-Income Investments		$6,217,916	$6,294,638	$6,529,674

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$(515)
Total Equity Investment	$1	$—	$(515)

Schedule of Portfolio Investments

September 30, 2019 (dollars in thousands; unaudited)

Short-Term Investments (0.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Commercial Paper
Halkin Finance, LLC	2.00%[9]	Oct-2019	$15,000	$15,000	$15,000
Institution Secured Funding, LLC	2.05%[9]	Oct-2019	40,000	40,000	40,000

Blackrock Federal Funds	2.07%[10]	Oct-2019	412	412	412
Total Short-Term Investments			$55,412	$55,412	$55,412

Total Investments			$6,273,329	$6,350,051	$6,584,571

Schedule of Portfolio Investments

September 30, 2019

Footnotes

1	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $296.8 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of September 30, 2019

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2019

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In such circumstances, the Valuation Committee will employ a valuation method that it believes best reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on September 30, 2019 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2019:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$ —	$ 138,127	$ —	$ 138,127
FHA Construction Securities	—	16,751	—	16,751
Ginnie Mae Securities	—	1,517,574	—	1,517,574
Ginnie Mae Construction Securities	—	462,103	—	462,103
Fannie Mae Securities	—	2,807,230	—	2,807,230
Freddie Mac Securities	—	807,848	—	807,848
Commercial Mortgage-Backed Securities	—	123,088	—	123,088
State Housing Finance Agency Securities	—	305,937	—	305,937
Other Multifamily Investments
Direct Loans	—	—	2,429	2,429
Privately Insured Construction/Permanent Mortgages	—	11,746	—	11,746
Total Other Multifamily Investments	—	11,746	2,429	14,175
United States Treasury Securities	—	310,383	—	310,383
Equity Investments	—	—	(515)	(515)
Short-Term Investments	55,412	—	—	55,412
Other Financial Instruments*	—	26,458	—	26,458
Total Investment	$ 55,412	$ 6,527,245	$ 1,914	$6,584,571

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2019.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2018	$4,867	$(367)	$4,500
Paydowns/Settlements	(5,411)	—	(5,411)
Cost of Purchases	1,250	—	1,250
Total Unrealized Gain(Loss)(a)	1,723	(148)	1,575
Ending balance, 9/30/2019	$2,429	$(515)	$1,914

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2019 totaled $1,031,000.

Level 3 securities primarily consist of two Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at September 30, 2019 utilizing a discounted cash flow model. Weighted average lives for the loans were 15.93 and 1.92. Unobservable inputs include spreads to relevant U.S. Treasuries of 132 and 252 basis points. A change in unobservable inputs may impact the value of the loans. Level 3 also consists of an investment in a wholly owned subsidiary that is fair valued in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value.

Federal Income Taxes

At September 30, 2019, investments for federal income tax purposes approximated book cost at amortized cost of $6,350,051,000.  Net unrealized gains aggregated $234,520,000 at period-end, of which $240,449,000 related to appreciated investments and $5,929,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law.  HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also a wholly owned subsidiary of the HIT.  This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2019, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2018	$808
Advances in 2019	78
Repayment by HIT Advisers in 2019	(50)
Ending Balance, 9/30/2019	$836

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CFDI Fund) of the U.S. Department of Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2018	$ 64
Advances in 2019	968
Repayment by BACDE in 2019	(576)
Ending Balance, 9/30/2019	$ 456

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of September 30, 2019
Assets	$ 659
Liabilities	$1,174
Equity	$ (515)

For the nine months ended September 30, 2019
Income	$ 888
Expenses	(1,003)
Tax Expense	—
Net Income (Loss)	$(115)